Hedging activities - Gains or losses recognised from Fair Value Hedges (Details) - Fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ (30)	€ 2	€ (2)
Finance costs | Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Net (gains)/losses reclassified from OCI to income statement or transferred to cost of inventories	€ (30)	€ 2	€ (2)